Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Superior Living SDN. BHD.) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net revenues		$ 464,297
Cost of revenues		420,178
Gross profit		44,119
Operating expenses
Income (loss) from operations	(159,516)	15,893
Other income (expenses)
Other income (expenses), net	(53,696)	57,933
Total other income (expenses), net	(72,234)	48,357
Income (loss) before income taxes	(231,750)	64,250
Provision for (benefits of) income taxes		(6,965)
Net income (loss)	(231,750)	71,215
Foreign currency translation adjustment	7,770	(3,197)
Comprehensive income (loss)	$ (223,980)	$ 68,018
Earnings (loss) per share
Basic and diluted	$ (0.00)	$ 0.00
Weighted average number of ordinary shares outstanding
Basic and diluted	376,275,500	376,275,500
Superior Living SDN. BHD. [Member]
Net revenues	$ 1,241,252	$ 1,214,600	$ 4,139,359	$ 14,393,762
Cost of revenues	111,489	203,838	857,250	2,391,597
Gross profit	1,129,763	1,010,762	3,282,109	12,002,165
Operating expenses
Selling expenses	148,472	400,971	1,759,136	1,339,754
Commission expenses	411,266	601,205	1,611,172	7,045,419
General and administrative expenses	325,029	313,170	1,307,715	1,083,717
Total operating expenses	884,767	1,315,346	4,678,023	9,468,890
Income (loss) from operations	244,996	(304,584)	(1,395,914)	2,533,275
Other income (expenses)
Interest income	725	1,160	4,021	8,904
Other income (expenses), net	2,688	(5,933)	20,175	37,280
Total other income (expenses), net	3,413	(4,773)	24,196	46,184
Income (loss) before income taxes	248,409	(309,357)	(1,371,718)	2,579,459
Provision for (benefits of) income taxes	50,833	(57,232)	(312,224)	597,548
Net income (loss)	197,576	(252,125)	(1,059,494)	1,981,911
Foreign currency translation adjustment	(101,171)	2,460	(5,471)	2,460
Comprehensive income (loss)	$ 96,405	$ (249,665)	$ (1,064,965)	$ 1,984,371
Earnings (loss) per share
Basic and diluted	$ 0.02	$ (0.17)	$ (0.57)	$ 1.32
Weighted average number of ordinary shares outstanding
Basic and diluted	9,590,598	1,500,000	1,854,656	1,500,000